Consolidated Statements of Changes in Stockholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2017	9,267,948
Beginning Balance, Amount at Dec. 31, 2017	$ 927	$ 14,548,951	$ 126,612	$ (10,338,273)	$ 4,338,217
Imputed interest on stock advances		1,514			1,514
Common stock issued with debentures, shares	228,903
Common stock issued with debentures	$ 22	582,464			582,486
Common stock issued to settle deferred purchase consideration,shares	175,550
Common stock issued to settle deferred purchase consideration	$ 18	5,587,657			5,587,675
Foreign currency translation adjustment			(184,043)		(184,043)
Net income (loss)				(3,628,757)	(3,628,757)
Ending Balance, Shares at Dec. 31, 2018	9,442,537
Ending Balance, Amount at Dec. 31, 2018	$ 944	23,962,920	(57,431)	(13,967,030)	9,939,403
Common stock issued with debentures, shares	287,561
Common stock issued with debentures	$ 29	919,795			919,824
Common stock issued to settle deferred purchase consideration,shares	65,298
Common stock issued to settle deferred purchase consideration	$ 7	199,776			196,783
Foreign currency translation adjustment			(130,230)		(130,230)
Net income (loss)				(3,113,952)	(3,113,952)
Ending Balance, Shares at Mar. 31, 2019	9,795,396
Ending Balance, Amount at Mar. 31, 2019	$ 980	25,079,491	(187,661)	(17,080,982)	7,811,828
Beginning Balance, Shares at Dec. 31, 2018	9,442,537
Beginning Balance, Amount at Dec. 31, 2018	$ 944	23,962,920	(57,431)	(13,967,030)	9,939,403
Common stock issued with debentures, shares	1,866,467
Common stock issued with debentures	$ 187	5,972,321			5,972,508
Foreign currency translation adjustment			(119,286)		(119,286)
Net income (loss)				(9,274,805)	(9,274,805)
Ending Balance, Shares at Dec. 31, 2019	11,949,042
Ending Balance, Amount at Dec. 31, 2019	$ 1,194	32,218,643	(176,717)	(23,241,835)	8,801,285
Common stock issued with debentures, shares	123,399
Common stock issued with debentures	$ 12	395,241			395,253
Common stock issued to settle deferred purchase consideration,shares	204,437
Common stock issued to settle deferred purchase consideration	$ 21	842,411			842,432
Stock based compensation expense		118,818			118,818
Foreign currency translation adjustment			(112,030)		(112,030)
Net income (loss)				157,609	157,609
Ending Balance, Shares at Mar. 31, 2020	12,276,878
Ending Balance, Amount at Mar. 31, 2020	$ 1,227	$ 33,575,113	$ (288,747)	$ (23,084,226)	$ 10,203,367